FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of contractual maturity analysis of financial liabilities
	As of December 31, 2021
	In 3 months	Between 3 months and 1 year	More than 1 year	Total
	U.S. dollars (in thousands)
Capital notes and accrued interest due to Aspire Group		22,420		22,420
Loans due to WH			11,267	11,267
Lease liabilities		779	7,820	8,599
Trade and other payables	9,475			9,475
Total	9,475	23,199	19,087	51,761

	As of December 31, 2020
	In 3 months	Between 3 months and 1 year	More than 1 year	Total
	U.S. dollars (in thousands)
Capital notes and accrued interest due to Aspire Group			22,419	22,419
Loans due to WH		2,022	11,155	13,177
Lease liabilities		1,651	1,855	3,506
Trade and other payables	4,910			4,910
Total	4,910	3,673	35,429	44,012